12. RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
Related Party Transactions And Balances
Note 12 - RELATED PARTY TRANSACTIONS AND BALANCES

All related party transactions are recorded at the exchange amount which is the amount agreed to by the Company and the related party.

(a) Key management personnel

The Company has identified its directors and certain senior officers as its key management personnel. The compensation costs for key management personnel for the year ended December 31, 2018, 2017 and 2016, were as follows:

	2018	2017	2016

Salaries, benefits, and consulting fees	$956	$860	$1,277
Share-based payments	531	1,718	891
	$1,487	$2,578	$2,168

(b) Amounts due to/from related parties

In the normal course of operations the Company transacts with companies related to Avino’s directors or officers. All amounts payable and receivable are non-interest bearing, unsecured and due on demand. Advances to Oniva International Services Corp. (“Oniva”) of $212 (December 31, 2017 - $232, January 1, 2017 - $111) for expenditures to be incurred on behalf of the Company are included in prepaid expenses and other assets on the consolidated statements of financial position as at December 31, 2018. The following table summarizes the amounts due to related parties:

	December 31, 2018	December 31, 2017	January 1, 2017

Oniva International Services Corp.	$107	$139	$127
Directors	47	42	45
Jasman Yee & Associates, Inc.	3	6	4
Intermark Capital Corp.	-	-	20
Wear Wolfin Designs Ltd.	-	-	3
	$157	$187	$199

(c) Other related party transactions

The Company has a cost sharing agreement with Oniva for office and administration services. Pursuant to the cost sharing agreement, the Company will reimburse Oniva for the Company’s percentage of overhead and corporate expenses and for out-of-pocket expenses incurred on behalf of the Company. David Wolfin, President & CEO, and a directr of the Company, is the sole owner of Oniva. The cost sharing agreement may be terminated with one-month notice by either party without penalty.

The transactions with Oniva during the three and years ended December 31, 2018, 2017 and 2016, are summarized below:

	2018	2017	2016

Salaries and benefits	$594	$450	$297
Office and miscellaneous	560	567	507
Exploration and evaluation assets	353	352	248
	$1,507	$1,369	$1,052

For services provided to the Company as President and Chief Executive Officer, the Company pays Intermark Capital Corporation (“ICC”), a company controlled by David Wolfin, the Company’s president and CEO and also a director, for consulting services. For the year ended December 31, 2018, 2017 and 2016, the Company paid $232, $231 and $504, respectively, to ICC.

The Company pays Jasman Yee & Associates, Inc. (“JYAI”) for operational, managerial, metallurgical, engineering and consulting services related to the Company’s activities. JYAI’s managing director is a director of the Company. For the year ended December 31, 2018, 2017 and 2016, the Company paid $66, $80 and $140, respectively, to JYAI.

The Company pays Wear Wolfin Designs Ltd. (“WWD”), a company whose director is the brother-in-law of David Wolfin, for financial consulting services related to ongoing consultation with stakeholders and license holders. For the year ended December 31, 2018, 2017 and 2016, the Company paid $12, $23 and $23, respectively, to WWD.